Derivative Financial Instruments (Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	¥ 101	¥ (662)	¥ (1,310)
Effective Portion Reclassified from Accumulated OCI to Net Income	(771)	(1,888)	(2,179)
Revenues [Member] | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI		2	356
Effective Portion Reclassified from Accumulated OCI to Net Income	3	13	203
Interest Expense [Member] | Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	(175)	(943)	(1,495)
Effective Portion Reclassified from Accumulated OCI to Net Income	(963)	(2,193)	(2,304)
Interest Expense [Member] | Cross-Currency Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	276	279	(171)
Effective Portion Reclassified from Accumulated OCI to Net Income	(175)	(142)	(78)
Foreign Exchange Gain (Loss)-Net [Member] | Cross-Currency Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Reclassified from Accumulated OCI to Net Income	¥ 364	¥ 434